CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 32,748,715		$ 29,123,118		$ 20,683,437
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	(22,484,582)	[1]	(19,008,749)	[1]	(20,907,373)	[1]
Depreciation and amortization	(2,716,463)		(2,586,017)		(2,465,829)
Provision for deferred income taxes	252,359		24,348		272,131
Losses due to called redemptions on marketable securities, loss on sales of equipment, and amortization on securities	1,126,903		564,126		379,558
Decrease (increase) in miscellaneous assets	(433,312)		(280,623)		(1,008,646)
Decrease in other liablities	1,961,216		(736,171)		3,288,604
Net Cash Provided by (Used in) Operating Activities	60,856,926		50,289,564		46,988,286
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(300,909,120)		(268,764,514)		(241,803,898)
Loan payments	252,810,438		226,770,538		205,015,783
Decrease (increase) in restricted cash	891,699		(1,789,795)		(711,039)
Purchases of securities, available for sale	(28,596,333)		(17,503,960)		(9,969,266)
Purchases of securities, held to maturity			(28,785,585)		(4,659,094)
Sales of securities, available for sale	265,977		2,267,712
Sales of securities, held to maturity			817,615
Redemptions of securites, available for sale	7,528,250		11,100,000		6,189,950
Redemptions of securities, held to maturity	3,060,000		2,695,000		3,065,000
Capital Expenditures	(2,516,138)		(5,565,398)		(1,430,092)
Proceeds from sale of equipment	64,103		554,630		130,350
Net Cash Provided by (Used in) Investing Activities	(67,401,124)		(78,203,757)		(44,172,306)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	3,425,884		6,214,556		(816,695)
Advances on credit line	532,392		4,308,977		11,240,082
Payments on credit line	(532,392)		(5,208,977)		(26,544,391)
Commercial paper issued	55,411,872		51,932,342		53,169,908
Commercial Paper redeemed	(26,745,170)		(21,938,031)		(15,405,476)
Subordinated debt issued	8,740,067		10,518,270		12,182,268
Subordinated debt redeemed	(12,692,167)		(23,427,814)		(27,286,627)
Dividends / Distributions	(9,761,394)		(8,835,403)		(4,941,325)
Net Cash Provided by (Used in) Financing Activities	18,379,092		13,563,920		1,597,744
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	11,834,894		(14,350,273)		4,413,724
CASH AND CASH EQUIVALENTS, beginning	9,130,030		30,701,414		26,287,690
CASH AND CASH EQUIVALENTS, ending	2,146,211		9,130,030		30,701,414
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	11,333,494		11,710,584		12,519,354
Cash paid during the period for Taxes	3,617,900		3,082,000		2,488,000
Non-cash Exchange of Investment Securities	$ 811,200

[1]	Note 2.